ORGANIZATION AND DESCRIPTION OF BUSINESS (Narrative) (Details)	12 Months Ended	0 Months Ended			0 Months Ended					0 Months Ended							0 Months Ended			0 Months Ended
	Dec. 31, 2011 CNY	May 16, 2011 Tencent [Member] USD ($)	May 16, 2011 Tencent [Member] CNY	Dec. 31, 2012 Tencent [Member]	May 16, 2011 Expedia [Member] USD ($)	May 16, 2011 Expedia [Member] CNY	Dec. 31, 2012 Expedia [Member]	Dec. 31, 2012 High-vote ordinary shares [Member]	Dec. 31, 2011 High-vote ordinary shares [Member]	May 16, 2011 High-vote ordinary shares [Member] Tencent [Member]	Dec. 31, 2012 High-vote ordinary shares [Member] Tencent [Member]	Dec. 31, 2011 High-vote ordinary shares [Member] Tencent [Member]	Dec. 31, 2012 High-vote ordinary shares [Member] Expedia [Member]	Dec. 31, 2011 High-vote ordinary shares [Member] Expedia [Member]	Dec. 31, 2012 Ordinary shares [Member]	Dec. 31, 2011 Ordinary shares [Member]	May 16, 2011 Ordinary shares [Member] Tencent [Member]	Dec. 31, 2012 Ordinary shares [Member] Tencent [Member]	Dec. 31, 2011 Ordinary shares [Member] Tencent [Member]	May 16, 2011 Ordinary shares [Member] Expedia [Member]	Dec. 31, 2012 Ordinary shares [Member] Expedia [Member]	Dec. 31, 2011 Ordinary shares [Member] Expedia [Member]
Shares issued										5,038,500							6,031,500			5,400,500
Shares issued, value	548,738,742	$ 84,306,565	548,738,742		$ 41,160,160	267,906,836
Ordinary shares, issued shares								33,589,204	33,589,204		5,038,500	5,038,500	28,550,704	28,550,704	39,656,088	38,954,340		6,031,500	6,031,500		17,286,657	17,286,657
Ownership percentage				15.00%			83.00%